INVESTMENTS - Equity Securities Without Readily Determinable Fair Values (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
INVESTMENTS
Wealth management products	¥ 287,711,617	$ 40,523,334	¥ 156,031,572
Available-for-sale debt securities of Yibon
Amortized cost	103,701,474		103,701,474
Gross unrecognized holding gains	2,791,663		2,791,663
Gross unrecognized holding losses	(2,789,865)		(2,786,931)
Available-for-sale debt investment, fair value	¥ 103,703,272		¥ 103,706,206